Facility Operating Lease (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Facility Operating Lease [Abstract]
Schedule of maturities of operating lease liabilities
Fiscal 2023	$41,017
Fiscal 2024	165,096
Fiscal 2025	169,224
Fiscal 2026	129,283
Total	504,620
Less imputed interest	(5,850)
Total operating lease liability	498,770
Less: current portion	160,882
Lease liability, long term	$337,888

Fiscal 2023	$161,070
Fiscal 2024	165,096
Fiscal 2025	169,224
Fiscal 2026	129,324
Total	624,714
Less imputed interest	(9,021)
Total operating lease liability	615,693
Less: current portion	156,988
Lease liability, long term	$458,705